Interest income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Interest Income

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Interest income from
Bank deposits	$14,535	$22,580	$19,582
Guarantee deposit	18,692	23,862	-
Long-term receivables (including current portion)	112,726	218,168	316,793
	$145,953	$264,610	$336,375